Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Warrants
SAFE
Financial derivative
Tradable warrants	1,493
Total	1,493
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Warrants	1,589
SAFE
Financial derivative	133
Tradable warrants
Total	1,722
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Warrants		219
SAFE		1,273
Financial derivative
Tradable warrants
Total		$ 1,492